Exceptional items (Tables)	6 Months Ended
Jun. 30, 2019
Analysis of income and expense [abstract]
Schedule of Exceptional Items

	For the three months ended June 30,		For the six months ended June 30,
	2019	2018	2019	2018
	€m	€m	€m	€m
Findus Group integration costs	1.2	4.5	3.0	6.0
Release of indemnification assets	—	—	44.0	—
Supply chain reconfiguration	(2.3)	0.2	(3.6)	0.2
Goodfella's Pizza & Aunt Bessie's integration costs	2.2	0.8	4.0	0.8
Settlement of legacy matters	—	0.1	—	0.1
Factory optimization	0.5	0.5	0.8	0.5
Total exceptional items	1.6	6.1	48.2	7.6